Shareholders' Equity and Comprehensive Income (Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	$ 533		$ 471		$ 1,720
Foreign currency translation	(87)		92		21
Liquidation of foreign entities (1)	(9)	[1]	2	[1]	(164)	[1]
Income tax expense (2)	(6)	[2]	(1)	[2]	0	[2]
Foreign currency translation, net of tax	(102)		93		(143)
Net actuarial gains (losses)	109		(212)		(30)
Amortization reclassified into earnings	26		22		21
Settlements/curtailments reclassified to earnings	0		0		(1)
Foreign currency and other	0		(15)		(2)
Divestiture of business	0		0		33
Income tax (expense) benefit	(54)		42		12
Defined benefit and post retirement plans, net of tax	81		(163)		33
Unrealized gain (loss) on marketable securities and derivative instruments	2		(1)		(2)
Income tax (expense) benefit	(2)		1		(2)
Unrealized loss on marketable securities and derivative instruments, net of tax	0		0		(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	0		0		(11)
Total other comprehensive loss, net of tax	(21)		(70)		(125)
Comprehensive income	512		401		1,595
Less: comprehensive loss attributable to noncontrolling interests	(3)		(1)		(10)
Comprehensive income attributable to Tyco common shareholders	515		402		1,605
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive loss, net of tax	(102)		93		(143)
Amounts transferred from accumulated other comprehensive income (loss) currency translation	(9)		2		(164)
Amounts transferred from accumulated other comprehensive income currency translation, included in (loss) income from discontinued operations	0		2		126
Income tax expense on net investment hedge	$ 6		$ 1		$ 0

[1]	During the years ended September 27, 2013, September 28, 2012 and September 30, 2011, $9 million of cumulative translation gains, $2 million of cumulative translation loss and $164 million of cumulative translation gains, respectively, were transferred from currency translation adjustments as a result of the sale of foreign entities. Of these amounts, nil, $2 million and $126 million, respectively, are included in income from discontinued operations.
[2]	Income tax on the net investment hedge was $6 million of an income tax expense for the year ended September 27, 2013, $1 million of an income tax expense for the year ended September 28, 2012 and nil for the year ended September 30, 2011.